Authorised and issued share capital - Weighted Average Fair Value of Options Granted and Weighted Average Assumptions (Details)	12 Months Ended
	Dec. 31, 2021 £ / shares	Dec. 31, 2021 $ / shares	Dec. 31, 2020 £ / shares	Dec. 31, 2020 $ / shares	Dec. 31, 2019 £ / shares	Dec. 31, 2019 $ / shares
Weighted average assumptions
Expected life (months)	48 months	48 months	48 months	48 months	48 months	48 months
Expected volatility	34.00%	34.00%	34.00%	34.00%	24.00%	24.00%
Dividend yield	3.40%	3.40%	4.20%	4.20%	3.80%	3.80%
United Kingdom
Weighted average assumptions
Risk-free interest rate	0.63%	0.63%	(0.02%)	(0.02%)	0.57%	0.57%
United Kingdom | American depository receipts
Disclosure of terms and conditions of share-based payment arrangement [Line items]
Fair value of options | £ / shares	£ 2.200		£ 1.280		£ 1.170
United States
Weighted average assumptions
Risk-free interest rate	1.16%	1.16%	0.31%	0.31%	1.61%	1.61%
United States | American depository receipts
Disclosure of terms and conditions of share-based payment arrangement [Line items]
Fair value of options | $ / shares		$ 14.89		$ 8.95		$ 8.49